Investment in Securities (Information about Available-for-Sale and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time that Individual Securities Have Been in Continuous Unrealized Loss Position) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	¥ 203,873	¥ 254,867
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(8,397)	(5,471)
Available-for-sale Securities, 12 months or more Fair value	151,263	20,408
Available-for-sale Securities, 12 months or more Gross unrealized losses	(7,459)	(773)
Available-for-sale Securities, Total Fair value	355,136	275,275
Available-for-sale Securities, Total Gross unrealized losses	(15,856)	(6,244)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	72,523	33,991
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(5,599)	(826)
Available-for-sale Securities, 12 months or more Fair value	27,458	0
Available-for-sale Securities, 12 months or more Gross unrealized losses	(1,840)	0
Available-for-sale Securities, Total Fair value	99,981	33,991
Available-for-sale Securities, Total Gross unrealized losses	(7,439)	(826)
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	17,208	36,873
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(125)	(696)
Available-for-sale Securities, 12 months or more Fair value	19,479	6,202
Available-for-sale Securities, 12 months or more Gross unrealized losses	(435)	(305)
Available-for-sale Securities, Total Fair value	36,687	43,075
Available-for-sale Securities, Total Gross unrealized losses	(560)	(1,001)
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	90,216	152,812
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(2,011)	(2,983)
Available-for-sale Securities, 12 months or more Fair value	89,573	0
Available-for-sale Securities, 12 months or more Gross unrealized losses	(2,594)	0
Available-for-sale Securities, Total Fair value	179,789	152,812
Available-for-sale Securities, Total Gross unrealized losses	(4,605)	(2,983)
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	12,798	20,238
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(359)	(485)
Available-for-sale Securities, 12 months or more Fair value	7,065	9,428
Available-for-sale Securities, 12 months or more Gross unrealized losses	(801)	(73)
Available-for-sale Securities, Total Fair value	19,863	29,666
Available-for-sale Securities, Total Gross unrealized losses	(1,160)	(558)
Other asset-backed securities and debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	4,623	3,308
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(56)	(1)
Available-for-sale Securities, 12 months or more Fair value	774	3,991
Available-for-sale Securities, 12 months or more Gross unrealized losses	(10)	(377)
Available-for-sale Securities, Total Fair value	5,397	7,299
Available-for-sale Securities, Total Gross unrealized losses	(66)	(378)
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	6,505	7,645
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(247)	(480)
Available-for-sale Securities, 12 months or more Fair value	6,914	787
Available-for-sale Securities, 12 months or more Gross unrealized losses	(1,779)	(18)
Available-for-sale Securities, Total Fair value	13,419	8,432
Available-for-sale Securities, Total Gross unrealized losses	¥ (2,026)	¥ (498)